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NVIT Small Cap Index Fund
FUND SUMMARY: NVIT SMALL CAP INDEX FUND
Objective
The NVIT Small Cap Index Fund seeks to match the performance of the Russell 2000® Index (“Russell 2000 Index”) as closely as possible before the deduction of Fund expenses.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Small Cap Index Fund		Class II Shares	Class Y Shares
Management Fees		0.19%	0.19%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.24%	0.09%
Total Annual Fund Operating Expenses		0.68%	0.28%
Fee Waiver/Expense Reimbursement	[1]	(0.07%)	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.61%	0.28%
[1]	Under the Fund Administrative Services Agreement between Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Financial Services, Inc. (“NFS”), NFS is entitled to receive an administrative services fee of 0.15% with respect to Class II shares of the Fund. NFS has entered into a written contract with the Trust pursuant to which NFS will waive 0.07% of the administrative services fee charged to Class II shares through April 30, 2021. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - NVIT Small Cap Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II Shares	62	211	372	840
Class Y Shares	29	90	157	356

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.35% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the Russell 2000 Index before the deduction of Fund expenses. The Russell 2000 Index is composed of approximately 2,000 common stocks of smaller U.S. companies in a wide range of businesses. To the extent that the Russell 2000 Index emphasizes certain sectors, the Fund will likely similarly emphasize any such sectors. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the Russell 2000 Index. The Fund does not necessarily invest in all of the securities included in the Russell 2000 Index or in the same weightings. The Fund may invest in initial public offerings (“IPOs”), which often are subject to greater and more unpredictable price changes than more-established stocks. The Fund may enter into repurchase agreements to generate additional income.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Initial public offering risk– availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like, which may adversely impact Fund performance. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Repurchase agreements risk– exposes the Fund to the risk that the party that sells the securities to the Fund may default on its obligation to repurchase them.

Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Small-cap risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Index fund risk– the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.

Sector risk– investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns – Class Y Shares (Years Ended December 31,)

Highest Quarter:	16.24%	–	4th qtr of 2010
Lowest Quarter:	-21.82%	–	3rd qtr of 2011

The inception date of Class II shares is May 1, 2013. Pre-inception historical performance for Class II shares is based on the previous performance of Class Y shares. Performance for Class II shares has been adjusted to reflect that share class’s higher expenses than those of Class Y shares.
Average Annual Total Returns (For the Periods Ended December 31, 2019)
Average Annual Total Returns - NVIT Small Cap Index Fund	1 year	5 years	10 years	Inception Date
Class II Shares	24.96%	7.78%	11.53%	May 01, 2013
Class Y Shares	25.40%	8.13%	11.77%
Russell 2000® Index (reflects no deduction for fees or expenses)	25.52%	8.23%	11.83%